Income Taxes (Components of Net Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforwards	$ 46,627	$ 25,771
Accrued and other current liabilities	24,663	22,648
Inventories	2,919	2,394
Allowance for bad debts	1,060	1,121
Currency revaluation	3,474	934
Property, plant and equipment	2,096	1,859
Capital lease	830	1,793
Tax credit carryforwards	915	1,110
Unremitted profits and earnings	0	0
Intangible assets	586	272
Share-based compensation	20,282	20,841
Deferred interest deductions	76,793	54,307
Convertible debt	12,313	13,765
Other	2,652	2,080
Deferred tax assets, gross	195,210	148,895
Valuation allowance	(5,511)	(3,703)
Deferred tax assets, total	189,699	145,192
Net deferred tax assets	27,763
Deferred Tax Liabilities, Net [Abstract]
Net operating loss carryforwards	0	0
Accrued and other current liabilities	0	0
Inventories	(1,567)	(1,060)
Allowance for bad debts	(451)	(465)
Currency revaluation	(73)	(132)
Property, plant and equipment	(19,733)	(27,854)
Capital lease	0	0
Tax credit carryforwards	0	0
Unremitted profits and earnings	(923)	(902)
Intangible assets	(137,682)	(150,594)
Share-based compensation	0	0
Deferred interest deductions	0	0
Convertible debt	0	0
Other	(1,507)	(1,154)
Valuation allowance	0	0
Deferred tax liabilities, total	$ (161,936)	(182,161)
Net deferred tax assets (liabilities)		$ (36,969)